STOCK OPTION PLAN - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Common stock granted	250,000
Option period	10 years
Maximum option Price	100.00%
Weighted average remaining contractual life, Options outstanding	2 years 9 months 18 days	3 years 9 months 18 days	4 years 9 months 18 days